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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2005 through November 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                                     PIONEER
                             -----------------------
                                      SMALL
                                    CAP VALUE
                                      FUND

                                     Annual
                                     Report

                                    11/30/06


                             [LOGO] PIONEER
                                    Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2

Portfolio Management Discussion                                 4

Portfolio Summary                                               8

Prices and Distributions                                        9

Performance Update                                             10

Comparing Ongoing Fund Expenses                                16

Schedule of Investments                                        18

Financial Statements                                           29

Notes to Financial Statements                                  39

Report of Independent Registered Public Accounting Firm        51

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        52

Trustees, Officers and Service Providers                       58

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The United States saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm as do European economic prospects with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections. We expect U.S. GDP to finish with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, modest U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, broad-based improvements across countries since 2005 are a sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability, and favorable demographics. Together, the emerging markets' current account surplus is at record highs, while external debt as a percentage of GDP is at its lowest since 1991.

At its final meeting of 2006, the Federal Reserve kept interest rates unchanged for the fourth straight time as worries about inflation continued to trump concerns about the slowing economy. Despite inflation pressures seen by the Fed, central bank counterparts in developed

Letter


economies will most likely follow the lead of keeping interest rates mostly unchanged. U.S. economic growth is expected to remain positive, as it should among the developed nations through the end of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/06
--------------------------------------------------------------------------------

Since November 1, 2006, day-to-day management of Pioneer Small Cap Value Fund's portfolio has been the responsibility of Peter Wiley and Scott Zilora. Mr. Wiley, a vice president, joined Pioneer in 2006 from Trove Partners, LLC, where he was a director and portfolio manager. Mr. Zilora, a vice president, joined Pioneer in 1996 as an equity analyst. In the following pages, they detail the Fund's recent results and offer their outlook for small-cap stocks in the year ahead.

Q:   How did the Fund perform over this period?

A: For the twelve months ended November 30, 2006, Class A shares of Pioneer Small Cap Value Fund returned 14.81% at net asset value. This result trailed the 17.43% return of the Russell 2000 Index, the Fund's primary benchmark, as well as the 21.47% return of the Russell 2000 Value Index, the Fund's secondary benchmark. The Fund's return also lagged the 14.46% average return of the 697 Lipper Small-Cap Core Funds for the same period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Please describe the investment background over this period.

A: Positive economic expectations that fueled a vigorous spring rally yielded to pessimism by summer, causing the market to surrender all of its earlier gains and a bit more. Investor concerns included high energy prices, especially for gasoline, that appeared likely to pinch off consumer spending and thus slow the economy. At the same time, rising interest rates were increasing borrowing costs, and the housing bubble appeared ready to burst. Housing deflation shook homeowners, who had grown accustomed to steady rises in the value of their homes and their perceived wealth.

     But these fears soon eased. Gasoline and oil prices receded and the housing market appears to have flattened. In addition, the Federal Reserve Board's decision to interrupt its long string of interest rates hikes supported the idea of a soft economic

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     landing, as opposed to the recession that sometimes follows a period of strong expansion. November's election passed without notable market impact on financial markets, and by period's end, Wall Street's overall tone had grown more positive.

Q:   Which of the Fund's sector exposures or holdings helped performance?

A: The portfolio benefited from a series of moderate gains in health care as well as from being underweight in the sector. Avoiding the underperforming consumer discretionary sector also aided returns.

     Technitrol, which produces electronic components and assemblies, boosted earnings while advancing strategic priorities that include a review of product offerings, well-targeted acquisitions, and increasing revenue through margin expansion and price increases. Alaska Communications, a rural telecommunications company, delivered unexpectedly high earnings and an attractive dividend as it enjoyed solid growth in wireless services. Favorable trends in managed Medicaid benefits have significantly aided Amerigroup, an HMO serving beneficiaries of Medicaid and other public programs. Amerigroup has added to its roster of state Medicaid programs, tightened cost controls, and kept claims expenses within expectations. Watson Wyatt provides human resources and other business consulting services. Favorable economic conditions have brought increased consulting activity and good earnings growth. And RentWay, a rent-to-buy retailer, was acquired by Rent-A-Center in a friendly merger of competitors.

Q:   Which holdings detracted from results?

A: Exposure to energy stocks amid declining oil and gas prices was one factor in the Fund's underperformance relative to its benchmark. Adverse stock selection in technology was another. Delays in defense programs and weak semiconductor orders caused Mercury Computer Systems to revise earnings expectations downward. Black Box suffered revenue shortfalls in its voice and data product lines. Borland Software continued to revamp its strategy under a new CEO, creating a period of uncertainty. And Avid Technology's earnings remained under pressure from problems associated with attempts to integrate a 2005 acquisition. We continued to hold these companies as we move ahead with our review of Fund holdings.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/06                             (continued)
--------------------------------------------------------------------------------

Q:   What will be your approach to managing the Fund?

A: We do not expect to make wholesale changes in the portfolio; instead, our approach will be gradual and cautious, and based on an analysis of each Fund holding.

     We are taking a fresh look at each stock in terms of its risk and reward potential. We are also reviewing the size of each position in order to avoid overexposure to a single company. That assessment may lead us to pare back stocks that have appreciated beyond our standard of what the Fund's maximum commitment to any one issue should be. In that way, we hope to manage the overall risk and return attributes of the portfolio effectively.

Q:   What is your outlook for the upcoming year?

A: We believe small-cap stocks will continue to outperform larger-capitalization issues in 2007. Now that energy prices have backed down and fears of further interest rates hikes are abating, there appears to be more potential for growth among smaller companies. Stable or declining rates should allow small-cap companies to expand earnings without fear of rising borrowing costs. Smaller companies also tend to be more economically sensitive, so the moderating economic expansion that we anticipate could make next year one in which careful, bottom-up stock selection is especially important. We do not expect a repeat of recent years when stocks rose broadly. Rather, good analysis will be the key to finding pockets of value and potentially rewarding opportunities.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              75.4%
Temporary Cash Investments                      17.1%
Exchange Traded Funds                            3.8%
Depositary Receipts for International Stocks     2.6%
International Common Stocks                      0.8%
Preferred Stocks                                 0.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                      25.6%
Information Technology                          17.9%
Industrials                                     16.4%
Energy                                          11.4%
Health Care                                     11.2%
Consumer Discretionary                           5.6%
Consumer Staples                                 5.6%
Materials                                        3.0%
Utilities                                        1.9%
Telecommunications Services                      1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Apollo Investment, Corp.                      1.94%
    2.   Gulfmark Offshore, Inc.                       1.83
    3.   Southwestern Energy, Co.                      1.81
    4.   Insight Enterprises, Inc.                     1.77
    5.   Nu Skin Enterprises, Inc.                     1.73
    6.   Deerfield Triarc Capital, Corp.               1.71
    7.   Assured Guaranty, Ltd.                        1.63
    8.   Avid Technology, Inc.                         1.57
    9.   Alaska Communications Systems Group, Inc.     1.43
   10.   Cross Country Healthcares, Inc.               1.42

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class     11/30/06   11/30/05
    -----     --------   --------
       A       $32.26     $32.06
       B       $29.12     $29.58
       C       $30.74     $30.98
   Investor    $32.49     $32.17
       R       $32.08     $32.00
       Y       $32.75     $32.32

Distributions Per Share
--------------------------------------------------------------------------------

                         12/1/05 - 11/30/06
                         ------------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
    -----       ------     -------------   -------------
      A          $ -          $0.7352         $3.6863
      B          $ -          $0.7352         $3.6863
      C          $ -          $0.7352         $3.6863
  Investor       $ -          $0.7352         $3.6863
      R          $ -          $0.7352         $3.6863
      Y          $ -          $0.7352         $3.6863

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund at public offering price, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2006)

                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
Life-of-Class
(2/28/97)                       13.16%          12.47%
5 Years                         14.70           13.35
1 Year                          14.81            8.19

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
2/97       $9,425      $10,000      $10,000
          $11,206      $12,083      $12,435
11/98      $9,282      $11,283      $11,662
          $11,661      $13,051      $11,495
11/00     $13,673      $12,975      $13,141
          $15,851      $13,600      $15,636
11/02     $15,192      $12,159      $15,354
          $19,227      $16,572      $20,714
11/04     $24,034      $19,432      $25,626
          $27,404      $21,014      $27,685
11/06     $31,463      $24,678      $33,630

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2006)

Period                         If Held    If Redeemed
Life-of-Class
(2/28/97)                      12.31%       12.31%
5 Years                        13.79        13.79
1 Year                         13.80         9.86

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
2/97      $10,000      $10,000      $10,000
          $11,847      $12,083      $12,435
11/98      $9,740      $11,283      $11,662
          $12,145      $13,051      $11,495
11/00     $14,132      $12,975      $13,141
          $16,264      $13,600      $15,636
11/02     $15,473      $12,159      $15,354
          $19,434      $16,572      $20,714
11/04     $24,103      $19,432      $25,626
          $27,261      $21,014      $27,685
11/06     $31,023      $24,678      $33,630

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2006)

Period                         If Held    If Redeemed
Life-of-Class
(9/28/01)                      15.91%       15.91%
5 Years                        13.87        13.87
1 Year                         13.89        13.89

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
9/01      $10,000      $10,000      $10,000
          $11,209      $11,405      $10,999
11/02     $10,683      $10,196      $10,800
          $13,424      $13,896      $14,570
11/04     $16,651      $16,295      $18,025
          $18,844      $17,621      $19,474
11/06     $21,461      $20,693      $23,655

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2006)

Period                         If Held    If Redeemed
Life-of-Class
(12/10/04)                     15.76%       15.76%
1 Year                         15.13        15.13

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
12/04     $10,000      $10,000      $10,000
11/05     $11,162      $10,503      $10,552
11/06     $12,850      $12,334      $12,818

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2006)

Period                         If Held    If Redeemed
Life-of-Class
(2/28/97)                      12.75%       12.75%
5 Years                        14.43        14.43
1 Year                         14.45        14.45

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
2/97      $10,000      $10,000      $10,000
          $11,848      $12,083      $12,435
11/98      $9,764      $11,283      $11,662
          $12,206      $13,051      $11,495
11/00     $14,242      $12,975      $13,141
          $16,428      $13,600      $15,636
11/02     $15,667      $12,159      $15,354
          $19,802      $16,572      $20,714
11/04     $24,744      $19,432      $25,626
          $28,165      $21,014      $27,685
11/06     $32,236      $24,678      $33,630

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2006)

Period                         If Held    If Redeemed
Life-of-Class
(2/28/97)                      13.30%       13.30%
5 Years                        14.98        14.98
1 Year                         15.41        15.41

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
2/97      $10,000      $10,000      $10,000
          $11,893      $12,083      $12,435
11/98      $9,851      $11,283      $11,662
          $12,376      $13,051      $11,495
11/00     $14,512      $12,975      $13,141
          $16,823      $13,600      $15,636
11/02     $16,124      $12,159      $15,354
          $20,406      $16,572      $20,714
11/04     $25,554      $19,432      $25,626
          $29,294      $21,014      $27,685
11/06     $33,809      $24,678      $33,630

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 2/28/97 to 8/11/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from June 1, 2006 through November 30, 2006.


Share Class             A            B            C        Investor         R            Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 6/1/06

Ending Account      $1,072.19    $1,067.34    $1,067.69    $1,073.57    $1,069.03    $1,075.28
Value On 11/30/06

Expenses Paid       $    7.43    $   11.87    $   11.56    $    5.93    $    9.34    $    4.73
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, 2.29%, 2.23%, 1.14%, 1.80% and 0.91% for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2006 through November 30, 2006.

Share Class             A            B            C        Investor         R            Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 6/1/06

Ending Account      $1,017.90    $1,013.59    $1,013.89    $1,019.35    $1,016.04    $1,020.51
Value On 11/30/06

Expenses Paid       $    7.23    $   11.56    $   11.26    $    5.77    $    9.10    $    4.61
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, 2.29%, 2.23%, 1.14%, 1.80% and 0.91% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06
--------------------------------------------------------------------------------

   Shares                                                           Value
              PREFERRED STOCK - 0.3%
              Insurance - 0.3%
              Multi-Line Insurance - 0.3%
  174,300     Quanta Capital Holdings, 10.25%, 12/1/49     $    3,216,707
                                                           --------------
              Total Insurance                              $    3,216,707
                                                           --------------
              TOTAL PREFERRED STOCK
              (Cost $4,357,500)
              COMMON STOCKS - 89.7%
              Energy - 10.7%
              Coal & Consumable Fuels - 0.7%
  229,725     Massey Energy Co. (b)                        $    6,322,032
                                                           --------------
              Integrated Oil & Gas - 0.8%
   88,125     CNX Gas Corp.*                               $    2,449,875
  192,100     CNX Gas Corp. (144A)*                             5,340,380
                                                           --------------
                                                           $    7,790,255
                                                           --------------
              Oil & Gas Drilling - 0.9%
  172,750     Bronco Drilling Co., Inc.*                   $    3,337,530
  126,700     Todco                                             5,069,266
                                                           --------------
                                                           $    8,406,796
                                                           --------------
              Oil & Gas Equipment & Services - 3.7%
  364,825     Dresser-Rand Group, Inc*                     $    8,832,413
  409,825     Gulfmark Offshore, Inc.*                         16,503,652
  700,000     Key Energy Services, Inc.*                       10,780,000
                                                           --------------
                                                           $   36,116,065
                                                           --------------
              Oil & Gas Exploration & Production - 4.5%
  216,275     Forest Oil Corp.*(b)                         $    7,686,414
  101,550     Penn Virginia Corp.                               7,655,855
  323,750     Riata Energy, Inc. (144A)*                        5,827,500
  325,300     Rosetta Resources, Inc.                           6,112,387
  386,850     Southwestern Energy Co.*                         16,297,991
                                                           --------------
                                                           $   43,580,147
                                                           --------------
              Oil & Gas Storage & Transportation - 0.1%
   26,100     Arlington Tankers, Ltd. (b)                  $      597,690
                                                           --------------
              Total Energy                                 $  102,812,985
                                                           --------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                    Value
              Materials - 2.7%
              Gold - 1.9%
  285,357     Goldcorp, Inc.*                                       $    8,894,562
  991,167     IAMGOLD Corp.                                              9,495,380
                                                                    $   18,389,942
                                                                    --------------
              Paper Products - 0.3%
  374,200     Domtar, Inc. (b)                                      $    2,686,756
                                                                    --------------
              Specialty Chemicals - 0.3%
  350,839     Chemtura Corp.                                        $    3,396,122
                                                                    --------------
              Steel - 0.2%
  193,500     NN, Inc.                                              $    2,211,705
                                                                    --------------
              Total Materials                                       $   26,684,525
                                                                    --------------
              Capital Goods - 7.9%
              Building Products - 0.1%
   58,600     Goodman Global, Inc.*                                 $      938,186
                                                                    --------------
              Construction & Engineering - 0.5%
  188,550     Insituform Technologies, Inc.*                        $    4,849,506
                                                                    --------------
              Construction & Farm Machinery & Heavy Trucks - 3.7%
  366,325     Commercial Vehicle Group, Inc.*                       $    8,572,005
  367,025     Federal Signal Corp.                                       5,953,146
   79,975     Joy Global, Inc.                                           3,510,903
   42,400     Nacco Industries, Inc.                                     6,323,960
  367,000     Wabtec Corp.                                              12,055,950
                                                                    --------------
                                                                    $   36,415,964
                                                                    --------------
              Electrical Component & Equipment - 2.1%
  499,300     C&D Technologies, Inc. (b)                            $    1,932,291
  977,600     Graftech International, Ltd.*                              6,598,800
1,610,975     Power-One, Inc.*                                          11,792,337
                                                                    --------------
                                                                    $   20,323,428
                                                                    --------------
              Industrial Conglomerates - 0.4%
  321,100     Cardiome Pharma Corp.*                                $    3,727,971
                                                                    --------------
              Industrial Machinery - 0.7%
  127,917     Flowserve Corp.*                                      $    6,887,051
                                                                    --------------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
              Trading Companies & Distributors - 0.4%
  122,250     Applied Industrial Technologies, Inc.         $    3,479,235
                                                            --------------
              Total Capital Goods                           $   76,621,341
                                                            --------------
              Commercial Services & Supplies - 3.1%
              Diversified Commercial Services - 0.8%
   91,800     Cornell Companies, Inc.                       $    1,652,400
  174,050     School Specialty, Inc.*(b)                         6,448,553
                                                            --------------
                                                            $    8,100,953
                                                            --------------
              Human Resource & Employment Services - 2.3%
  232,400     Korn/Ferry International*                     $    5,417,244
  514,300     On Assignment, Inc.*                               5,616,156
  248,050     Watson Wyatt Worldwide, Inc.                      11,509,520
                                                            --------------
                                                            $   22,542,920
                                                            --------------
              Total Commercial Services & Supplies          $   30,643,873
                                                            --------------
              Transportation - 4.2%
              Air Freight & Couriers - 1.1%
  150,567     Forward Air Corp.                             $    5,013,881
  183,525     Pacer International, Inc.                          5,496,574
                                                            --------------
                                                            $   10,510,455
                                                            --------------
              Marine - 1.3%
  122,200     Dryships, Inc. (b)                            $    1,955,200
  231,100     Excel Maritime Carriers, Ltd.*(b)                  3,154,515
  114,200     Genco Shipping & Trading, Ltd. (b)                 2,712,250
  426,425     Quintana Maritime, Ltd. (b)                        4,494,520
                                                            --------------
                                                            $   12,316,485
                                                            --------------
              Railroads - 0.7%
  263,925     Genesee & Wyoming, Inc.*                      $    7,086,386
                                                            --------------
              Trucking - 1.1%
  108,325     Dollar Thrifty Automotive GP*                 $    4,611,395
  234,314     Universal Truckload Services, Inc.*                5,586,046
                                                            --------------
                                                            $   10,197,441
                                                            --------------
              Total Transportation                          $   40,110,767
                                                            --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                    Value
              Automobiles & Components - 0.9%
              Tires & Rubber - 0.9%
  685,925     Cooper Tire & Rubber*(b)              $    9,074,788
                                                    --------------
              Total Automobiles & Components        $    9,074,788
                                                    --------------
              Consumer Durables & Apparel - 0.8%
              Housewares & Specialties - 0.8%
  221,125     Jarden Corp.*(b)                      $    8,177,203
                                                    --------------
              Total Consumer Durables & Apparel     $    8,177,203
                                                    --------------
              Consumer Services - 2.0%
              Casinos & Gaming - 1.5%
  262,700     Bally Technologies, Inc.*(b)          $    5,162,055
  312,200     Scientific Games Corp.*                    9,069,410
                                                    --------------
                                                    $   14,231,465
                                                    --------------
              Restaurants - 0.5%
  205,300     AFC Enterprises, Inc.*(b)             $    3,510,630
   50,100     O'Charley's, Inc.*                         1,007,010
                                                    --------------
                                                    $    4,517,640
                                                    --------------
              Total Consumer Services               $   18,749,105
                                                    --------------
              Retailing - 1.5%
              Apparel Retail - 1.0%
  150,800     New York & Co., Inc.*                 $    1,954,368
  237,675     Stage Stores, Inc.*                        7,852,782
                                                    --------------
                                                    $    9,807,150
                                                    --------------
              Internet Retail - 0.5%
  834,850     1-800-FLOWERS.COM, Inc.*              $    4,691,857
                                                    --------------
              Total Retailing                       $   14,499,007
                                                    --------------
              Food & Drug Retailing - 0.6%
              Food Retail - 0.6%
  242,700     Alimentation Couche-Tard, Inc.*       $    5,389,082
                                                    --------------
              Total Food & Drug Retailing           $    5,389,082
                                                    --------------
              Food, Beverage & Tobacco - 0.8%
              Packaged Foods & Meats - 0.8%
  408,500     B & G Foods, Inc. (b)                 $    8,006,600
                                                    --------------
              Total Food, Beverage & Tobacco        $    8,006,600
                                                    --------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
              Household & Personal Products - 3.8%
              Household Products - 0.8%
  146,200     Central Garden & Pet Co.*                  $    7,631,640
                                                         --------------
              Personal Products - 3.0%
  320,400     Elizabeth Arden*                           $    5,895,360
  128,550     Herbalife, Ltd.*                                5,008,308
  812,425     Nu Skin Enterprises, Inc.                      15,582,311
  276,300     Reliv International, Inc.*(b)                   2,470,122
                                                         --------------
                                                         $   28,956,101
                                                         --------------
              Total Household & Personal Products        $   36,587,741
                                                         --------------
              Health Care Equipment & Services - 7.9%
              Health Care Equipment - 1.0%
  177,750     Analogic Corp.                             $    9,402,975
                                                         --------------
              Health Care Facilities - 0.6%
   92,800     Lifepoint Hospitals, Inc.*                 $    3,221,088
   72,475     Triad Hospitals, Inc.*                          3,081,637
                                                         --------------
                                                         $    6,302,725
                                                         --------------
              Health Care Services - 3.8%
  188,800     Chemed Corp.                               $    7,064,896
  644,675     Cross Country Healthcares, Inc.*               12,796,799
  167,250     Pediatrix Medical Group, Inc.*                  8,053,088
  331,275     Providence Service Corp.*(b)                    8,848,355
                                                         --------------
                                                         $   36,763,138
                                                         --------------
              Health Care Supplies - 1.2%
  760,675     Merit Medical Systems, Inc.*               $   12,178,407
                                                         --------------
              Managed Health Care - 1.3%
  373,275     Amerigroup Corp.*                          $   12,762,272
                                                         --------------
              Total Health Care Equipment & Services     $   77,409,517
                                                         --------------
              Pharmaceuticals & Biotechnology - 2.4%
              Biotechnology - 1.9%
  332,800     Array Biopharma, Inc.*                     $    4,386,304
  107,875     Cubist Pharmaceuticals, Inc.*(b)                2,196,334
  212,300     Nuvelo, Inc.*                                   4,078,283
  174,300     Regeneron Pharmaceuticals, Inc.*                3,749,193
   93,200     Vertex Pharmaceuticals, Inc.*                   4,128,760
                                                         --------------
                                                         $   18,538,874
                                                         --------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                        Value
              Life Sciences Tools & Services - 0.5%
   94,200     Advanced Magnetics, Inc.*(b)              $    5,248,824
                                                        --------------
              Total Pharmaceuticals & Biotechnology     $   23,787,698
                                                        --------------
              Banks - 5.6%
              Regional Banks - 4.8%
  169,165     Alliance Bankshares Corp.*                $    2,740,473
  201,000     Cadence Financial Corp.*(b)                    4,251,150
  512,550     Cardinal Financial Corp.                       5,099,873
  106,200     City National Corp.                            7,202,484
  214,200     Hansen Natural Corp.*(b)                       6,025,446
   58,900     Signature Bank                                 1,894,224
  293,025     Southwest Bancorp, Inc.*                       7,826,698
  443,050     Sterling Bancshares, Inc.                      8,160,981
  200,100     Texas Capital Bancshares, Inc.*                3,901,950
                                                        --------------
                                                        $   47,103,279
                                                        --------------
              Thrifts & Mortgage Finance - 0.8%
  329,300     BankAtlantic Bancorp, Inc.                $    4,303,951
  179,750     Provident Financial Services, Inc.             3,269,653
                                                        --------------
                                                        $    7,573,604
                                                        --------------
              Total Banks                               $   54,676,883
                                                        --------------
              Diversified Financials - 5.5%
              Asset Management & Custody Banks - 1.8%
  775,244     Apollo Investment Corp.+                  $   17,419,731
                                                        --------------
              Consumer Finance - 2.1%
  159,800     Advanta Corp.                             $    6,662,062
  187,125     Advanta Corp. (Class B)                        8,536,643
  124,600     Cash America International, Inc.               5,499,844
                                                        --------------
                                                        $   20,698,549
                                                        --------------
              Investment Banking & Brokerage - 0.6%
  100,775     A.G. Edwards, Inc.                        $    5,829,834
                                                        --------------
              Multi-Sector Holding - 0.6%
  360,700     Compass Diversified Trust*                $    6,167,970
                                                        --------------
              Specialized Finance - 0.4%
   88,500     Nasdaq Stock Market, Inc.*                $    3,553,275
                                                        --------------
              Total Diversified Financials              $   53,669,359
                                                        --------------


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                              Value
              Insurance - 5.8%
              Life & Health Insurance - 0.4%
  314,750     American Equity Investment Life Holding*(b)     $    4,091,750
                                                              --------------
              Multi-Line Insurance - 0.3%
1,378,100     Quanta Capital Holdings*                        $    3,128,287
                                                              --------------
              Property & Casualty Insurance - 2.0%
  567,550     Assured Guaranty, Ltd.+                         $   14,671,168
   39,700     Ohio Casualty Corp.*                                 1,159,637
   68,750     Selective Insurance Group, Inc.                      3,817,000
                                                              --------------
                                                              $   19,647,805
                                                              --------------
              Reinsurance - 3.1%
  402,875     IPC Holdings, Ltd.                              $   12,569,698
  174,000     Max Re Capital, Ltd.                                 4,176,000
  229,425     Platinum Underwriter Holdings, Ltd.                  6,981,403
  442,325     Ram Holdings, Ltd.*                                  6,174,857
                                                              --------------
                                                              $   29,901,958
                                                              --------------
              Total Insurance                                 $   56,769,800
                                                              --------------
              Real Estate - 4.0%
              Mortgage Real Estate Investment Trusts - 2.2%
  434,900     Annaly Capital Management, Inc.                 $    6,079,902
  994,775     Deerfield Triarc Capital Corp. (b)                  15,399,117
                                                              --------------
                                                              $   21,479,019
                                                              --------------
              Office Real Estate Investment Trusts - 1.3%
  401,661     BioMed Property Trust, Inc.                     $   12,130,162
                                                              --------------
              Retail Real Estate Investment Trusts - 0.5%
  479,350     Feldman Mall Properties, Inc.                   $    5,148,219
                                                              --------------
              Total Real Estate                               $   38,757,400
                                                              --------------
              Software & Services - 6.4%
              Application Software - 4.3%
  968,550     Aspen Technology, Inc.*(b)                      $    9,443,363
  560,300     Bottomline Technologies, Inc.*                       5,866,341
  253,150     Corel Corp.*(b)                                      3,328,923
  555,575     Sonic Solutions*(b)                                  8,750,306


24  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              Application Software - (continued)
  218,150     SPSS, Inc.*                                 $    6,154,012
  892,200     TIBCO Software, Inc.*                            8,306,380
                                                          --------------
                                                          $   41,849,325
                                                          --------------
              IT Consulting & Other Services - 1.0%
  422,400     Gartner Group, Inc.*                        $    8,143,872
  138,884     NCI, Inc.*                                       1,873,545
                                                          --------------
                                                          $   10,017,417
                                                          --------------
              Systems Software - 1.1%
1,183,400     Borland Software Corp.*                     $    6,260,186
  192,375     Sybase, Inc.*                                    4,605,458
                                                          --------------
                                                          $   10,865,644
                                                          --------------
              Total Software & Services                   $   62,732,386
                                                          --------------
              Technology Hardware & Equipment - 9.1%
              Communications Equipment - 2.6%
  115,400     Black Box Corp. (b)                         $    4,941,428
  406,100     Dycom Industries, Inc.*                          8,251,952
1,403,100     Symmetricom, Inc.*(b)                           12,305,187
                                                          --------------
                                                          $   25,498,567
                                                          --------------
              Computer Hardware - 1.8%
  363,275     Avid Technology, Inc.*(b)                   $   14,160,460
1,535,200     Concurrent Computer Corp.*(b)                    2,870,824
                                                          --------------
                                                          $   17,031,284
                                                          --------------
              Computer Storage & Peripherals - 0.6%
  251,275     Electronics for Imaging, Inc.*              $    6,156,238
                                                          --------------
              Electronic Equipment & Instruments - 1.2%
  121,300     Electro Scientific Inds*                    $    2,407,805
  195,422     Planar Systems Inc.*                             1,958,126
  274,800     Technitrol, Inc.                                 7,551,504
                                                          --------------
                                                          $   11,917,435
                                                          --------------
              Electronic Manufacturing Services - 1.3%
  373,650     Mercury Computer Systems, Inc.*             $    4,887,342
  643,625     Smart Modular Technologies (WWH), Inc.*          7,652,701
                                                          --------------
                                                          $   12,540,043
                                                          --------------


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                                  Value
                   Technology Distributors - 1.6%
    792,775        Insight Enterprises, Inc.*                       $   15,934,778
                                                                    --------------
                   Total Technology Hardware & Equipment            $   89,078,345
                                                                    --------------
                   Semiconductors - 1.0%
                   Semiconductor Equipment - 0.4%
    245,525        Brooks Automation, Inc.*                         $    3,429,984
                                                                    --------------
                   Semiconductors - 0.6%
    856,900        Lattice Semiconductor Corp.*                     $    5,818,351
                                                                    --------------
                   Total Semiconductors                             $    9,248,335
                                                                    --------------
                   Telecommunication Services - 1.3%
                   Integrated Telecom Services - 1.3%
    855,225        Alaska Communications Systems Group, Inc.        $   12,905,345
                                                                    --------------
                   Total Telecommunication Services                 $   12,905,345
                                                                    --------------
                   Utilities - 1.7%
                   Gas Utilities - 1.7%
    282,275        AGL Resources, Inc.                              $   10,842,184
    129,650        Energen Corp.                                         5,880,924
                                                                    --------------
                                                                    $   16,723,108
                                                                    --------------
                   Total Utilities                                  $   16,723,108
                                                                    --------------
                   TOTAL COMMON STOCKS
                   (Cost $682,963,633)                              $  873,115,193
                                                                    --------------
                   EXCHANGE TRADED FUNDS - 2.4%
    133,375        Russell 2000 Exchange Traded Fund (b)            $   10,411,253
     31,825        Russell 2000 Growth Exchange Traded Fund (b)          2,514,175
    135,600        Russell 2000 Value Exchange Traded Fund (b)          10,796,471
                                                                    --------------
                   TOTAL EXCHANGE TRADED FUNDS
                   (Cost $19,315,210)                               $   23,721,899
                                                                    --------------
  Principal
    Amount
                   TEMPORARY CASH INVESTMENTS - 19.0%
                   Repurchase Agreement - 6.2%
$60,500,000        UBS Warburg, Inc., 5.27%, dated 11/30/06,
                   repurchase price of $60,500,000 plus
                   accrued interest on 12/1/06 collateralized
                   by $62,650,000 U.S. Treasury Bill,
                   3.875%, 5/15/09                                  $   60,500,000
                                                                    --------------


26  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares
                Security Lending Collateral - 12.8%
124,525,707     Securities Lending Investment Fund, 5.24%      $  124,525,707
                                                               --------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $185,025,707)                            $  185,025,707
                                                               --------------
                TOTAL INVESTMENT IN SECURITIES - 111.4%
                (Cost $891,662,050) (a)                        $1,085,079,506
                                                               --------------
                OTHER ASSETS AND LIABILITIES - (11.4)%         $ (110,769,293)
                                                               --------------
                TOTAL NET ASSETS - 100.0%                      $  974,310,213
                                                               ==============

*      Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2006, the value of these securities amounted to $11,167,880 or 1.1% of total net assets.

(a) At November 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $892,354,109 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                         $221,435,039
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                          (28,709,642)
                                                                                 ------------
        Net unrealized gain                                                      $192,725,397
                                                                                 ============


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

(b)    At November 30, 2006, the following securities were out on loan:

     Shares     Security                                            Value
      5,700     AFC Enterprises, Inc.*                       $     97,470
     80,685     Advanced Magnetics, Inc.*                       4,495,768
    115,600     American Equity Investment Life Holding*        1,502,800
    135,139     Aspen Technology, Inc.*                         1,317,605
    330,842     Avid Technology, Inc.*                         12,896,221
    139,800     B & G Foods, Inc.                               2,740,080
     70,300     Bally Technologies, Inc.*                       1,381,395
    114,153     Black Box Corp.                                 4,888,031
    493,807     C&D Technologies, Inc.                          1,911,033
     28,300     Cadence Financial Corp.*                          598,545
  1,033,000     Concurrent Computer Corp.*                      1,931,710
    679,066     Cooper Tire & Rubber*                           8,984,043
     72,000     Corel Corp.*                                      946,800
    106,796     Cubist Pharmaceuticals, Inc.*                   2,174,367
    112,400     Deerfield Triarc Capital Corp.                  1,739,952
    300,458     Domtar, Inc.                                    2,157,288
     76,600     Forest Oil Corp.*                               2,722,364
    212,058     Hansen Natural Corp.*                           5,965,192
    134,244     Russell 2000 Value Exchange Traded Fund        10,688,507
     31,167     Russell 2000 Growth Exchange Traded Fund        2,462,193
    132,041     Russell 2000 Exchange Traded Fund              10,307,120
    207,763     Jarden Corp.*                                   7,683,076
     53,500     Massey Energy Co.                               1,472,320
    314,962     Providence Service Corp.*                       8,412,635
      5,700     Reliv International, Inc.*                         50,958
    100,000     School Specialty, Inc.*                         3,705,000
    503,367     Sonic Solutions*                                7,928,030
     78,600     Symmetricom, Inc.*                                689,322
     26,100     Arlington Tankers, Ltd.++                         597,690
      1,000     Excel Maritime Carriers, Ltd.*                     13,650
    120,978     Dryships, Inc.                                  1,935,648
    113,058     Genco Shipping & Trading, Ltd.                  2,685,128
    421,416     Quintana Maritime, Ltd.                         4,441,725
                                                             ------------
                Total                                        $121,523,667
                                                             ============

+ At November 30, 2006, the following securities have been pledged to cover margin requirements for open futures contracts:

      Shares     Value                          Security
     159,300     Assured Guaranty, Ltd.       $ 2,050,191
      41,150     Apollo Investment Corp.          461,909
                                              -----------
                 Total                        $ 2,512,100
                                              ===========

++     Pending sale as of November 30, 2006.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2006 aggregated $375,110,032 and $420,058,205, respectively.


28  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value
    (including securities loaned of loaned of $121,523,667)
    (cost of $891,662,050)                                     $1,085,079,506
  Receivables -
    Investment securities sold                                     14,818,571
    Fund shares sold                                                1,076,962
    Variation margin                                                   63,000
    Dividends, interest and foreign taxes withheld                    563,092
  Other                                                               121,327
                                                               --------------
      Total assets                                             $1,101,722,458
                                                               --------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    1,833,449
    Upon return of securities loaned                              124,525,707
  Due to bank                                                         422,919
  Due to affiliates                                                   469,546
  Accrued expenses                                                    160,624
                                                               --------------
      Total liabilities                                        $  127,412,245
                                                               --------------
NET ASSETS:
  Paid-in capital                                              $  776,589,574
  Undistributed net investment income                                 364,998
  Accumulated net realized gain on investments, foreign
    currency transactions, and futures contracts                      568,360
  Net unrealized gain on investments                              193,417,456
  Net unrealized loss on other assets and liabilities
    denominated in foreign currencies                                     (45)
  Net unrealized gain on futures contracts                          3,369,870
                                                               --------------
      Total net assets                                         $  974,310,213
                                                               ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $589,930,912/18,289,138 shares)            $        32.26
                                                               ==============
  Class B (based on $145,121,290/4,983,127 shares)             $        29.12
                                                               ==============
  Class C (based on $137,689,819/4,479,742 shares)             $        30.74
                                                               ==============
  Investor Class (based on $44,436,109/1,367,509 shares)       $        32.49
                                                               ==============
  Class R (based on $13,198,376/411,443 shares)                $        32.08
                                                               ==============
  Class Y (based on $43,933,707/1,341,617 shares)              $        32.75
                                                               ==============
MAXIMUM OFFERING PRICE:
  Class A ($32.26 [divided by] 94.25%)                         $        34.23
                                                               ==============


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $6,342)      $ 11,055,593
  Interest                                                    3,266,163
  Income from securities loaned, net                            779,073
                                                           ------------
    Total investment income                                                    $ 15,100,829
                                                                               ------------
EXPENSES:
  Management fees                                          $  7,681,319
  Transfer agent fees and expenses
    Class A                                                   1,475,564
    Class B                                                     585,329
    Class C                                                     433,222
    Investor Class                                              110,498
    Class R                                                      41,480
    Class Y                                                         879
  Distribution fees
    Class A                                                   1,346,458
    Class B                                                   1,500,356
    Class C                                                   1,304,123
    Class R                                                      53,551
  Administrative reimbursements                                 181,899
  Custodian fees                                                 66,223
  Registration fees                                              72,693
  Professional fees                                              85,328
  Printing expense                                               59,268
  Fees and expenses of nonaffiliated trustees                    27,868
  Miscellaneous                                                  40,949
                                                           ------------
    Total expenses                                                             $ 15,067,007
    Less fees paid indirectly                                                       (68,314)
                                                                               ------------
    Net expenses                                                               $ 14,998,693
                                                                               ------------
      Net investment income                                                    $    102,136
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, AND FOREIGN
CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                            $107,866,175
    Futures contracts                                          (646,199)
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies          28,236        $107,248,212
                                                           ------------        ------------
  Change in net unrealized gain (loss) on:
    Investments                                            $  6,596,296
    Futures contracts                                         3,038,395
    Other assets and liabilities denominated in foreign
      currencies                                                    (45)       $  9,634,646
                                                           ------------        ------------
  Net gain on investments, futures contracts, and foreign
    currency transactions                                                      $116,882,858
                                                                               ------------
  Net increase in net assets resulting
    from operations                                                            $116,984,994
                                                                               ============


30  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/06 and 11/30/05, respectively

                                                            Year Ended     Year Ended
                                                             11/30/06       11/30/05
FROM OPERATIONS:
Net investment income (loss)                              $     102,136   $ (1,755,908)
Net realized gain on investments, futures contracts,
  and foreign currency transactions                         107,248,212     87,350,744
Change in net unrealized gain on investments, futures
  contracts, and foreign currency transactions                9,634,646        149,490
                                                          -------------   ------------
    Net increase in net assets resulting
      from operations                                     $ 116,984,994   $ 85,744,326
                                                          -------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($4.42 and $3.50 per share, respectively)     $ (69,969,907)  $(37,428,239)
    Class B ($4.42 and $3.50 per share, respectively)       (19,678,225)   (15,064,054)
    Class C ($4.42 and $3.50 per share, respectively)       (17,455,825)   (11,313,660)
    Investor Class ($4.42 and $3.50 per share,
      respectively)                                          (5,579,293)    (4,714,271)
    Class R ($4.42 and $3.50 per share, respectively)        (1,557,180)      (788,793)
    Class Y ($4.42 and $3.50 per share, respectively)        (5,000,239)    (2,285,748)
                                                          -------------   ------------
     Total distributions to shareowners                   $(119,240,669)  $(71,594,765)
                                                          -------------   ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 267,891,988   $216,899,813
Shares issued in reorganization                             170,036,860     62,428,510
Reinvestment of distributions                                99,189,255     61,098,619
Cost of shares repurchased                                 (269,837,160)  (226,604,040)
                                                          -------------   ------------
    Net increase in net assets resulting from
      Fund share transactions                             $ 267,280,943   $113,822,902
                                                          -------------   ------------
    Net increase in net assets                            $ 265,025,268   $127,972,463
                                                          -------------   ------------
NET ASSETS:
Beginning of year                                           709,284,945    581,312,482
                                                          -------------   ------------
End of year                                               $ 974,310,213   $709,284,945
                                                          =============   ============
Undistributed net investment income                       $     364,998              -
                                                          =============   ============


  The accompanying notes are an integral part of these financial statements.  31

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '06 Shares       '06 Amount       '05 Shares      '05 Amount
CLASS A
Shares sold                         5,023,428     $ 170,087,301       4,177,605     $ 134,843,985
Shares issued in
  reorganization                    4,088,673       133,781,391               -                 -
Reinvestment of distributions       1,895,422        60,336,858       1,038,623        33,038,621
Less shares repurchased            (4,495,050)     (151,036,922)     (3,386,144)     (109,074,811)
                                   ----------     -------------      ----------     -------------
    Net increase                    6,512,473     $ 213,168,628       1,830,084     $  58,807,795
                                   ==========     =============      ==========     =============
CLASS B
Shares sold                           649,430     $  20,026,054         726,432     $  22,088,740
Shares issued in
  reorganization                      746,391        22,473,843               -                 -
Reinvestment of distributions         607,302        17,517,785         452,366        13,276,999
Less shares repurchased            (1,808,955)      (55,775,720)     (2,150,395)      (64,328,360)
                                   ----------     -------------      ----------     -------------
    Net increase (decrease)           194,168     $   4,241,962        (971,597)    $ (28,962,621)
                                   ==========     =============      ==========     =============
CLASS C
Shares sold                         1,354,212     $  43,482,788       1,110,944     $  34,766,584
Shares issued in
  reorganization                      426,057        13,446,355               -                 -
Reinvestment of distributions         376,595        11,448,211         243,018         7,470,376
Less shares repurchased            (1,255,566)      (40,646,247)       (929,080)      (29,015,187)
                                   ----------     -------------      ----------     -------------
    Net increase                      901,298     $  27,731,107         424,882     $  13,221,773
                                   ==========     =============      ==========     =============
INVESTOR CLASS
Shares sold                                 -     $           -               -     $           -
Shares issued in
  reorganization                            -                 -       2,027,558        62,428,510
Reinvestment of distributions         169,291         5,435,965         142,652         4,554,873
Less shares repurchased              (286,305)       (9,656,620)       (685,687)      (21,747,049)
                                   ----------     -------------      ----------     -------------
    Net increase (decrease)          (117,014)    $  (4,220,655)      1,484,523     $  45,236,334
                                   ==========     =============      ==========     =============
CLASS R
Shares sold                           201,143     $   6,703,923         181,785     $   5,830,590
Shares issued in
  reorganization                       10,262           335,271               -                 -
Reinvestment of distributions          45,328         1,435,498          21,997           698,650
Less shares repurchased               (96,669)       (3,236,102)        (37,810)       (1,202,918)
                                   ----------     -------------      ----------     -------------
    Net increase                      160,064     $   5,238,590         165,972     $   5,326,322
                                   ==========     =============      ==========     =============
CLASS Y
Shares sold                           806,961     $  27,591,922         588,061     $  19,369,914
Reinvestment of distributions          93,307         3,014,938          64,207         2,059,100
Less shares repurchased              (284,558)       (9,485,549)        (36,339)       (1,235,715)
                                   ----------     -------------      ----------     -------------
    Net increase                      615,710     $  21,121,311         615,929     $  20,193,299
                                   ==========     =============      ==========     =============


32  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  Year Ended    Year Ended
                                                                                   11/30/06      11/30/05
CLASS A
Net asset value, beginning of period                                               $  32.06      $  31.21
                                                                                   --------      --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                                     $   0.07      $   0.00(a)
  Net realized and unrealized gain (loss) on investments, futures contracts, and
    foreign currency transactions                                                      4.55          4.35
                                                                                   --------      --------
      Net increase (decrease) from investment operations                           $   4.62      $   4.35
Distributions to shareowners:
  Net realized gain                                                                   (4.42)        (3.50)
                                                                                   --------      --------
Net increase (decrease) in net asset value                                         $   0.20      $   0.85
                                                                                   --------      --------
Net asset value, end of period                                                     $  32.26      $  32.06
                                                                                   ========      ========
Total return*                                                                         14.81%        14.02%
Ratio of net expenses to average net assets+                                           1.44%         1.48%
Ratio of net investment income (loss) to average net assets+                           0.23%         0.00%(a)
Portfolio turnover rate                                                                  45%           42%
Net assets, end of period (in thousands)                                           $589,931      $377,533
Ratios assuming no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                         1.44%         1.48%
  Net investment income (loss)                                                         0.23%         0.00%(a)
Ratios assuming waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                         1.43%         1.48%
  Net investment income (loss)                                                         0.24%         0.00%(a)

                                                                                   Year Ended     Year Ended    Year Ended
                                                                                    11/30/04       11/30/03      11/30/02
CLASS A
Net asset value, beginning of period                                                $  27.10       $  21.51      $  22.46
                                                                                    --------       --------      --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                                      $  (0.13)      $  (0.07)     $  (0.24)
  Net realized and unrealized gain (loss) on investments, futures contracts, and
   foreign currency transactions                                                        6.88           5.78         (0.69)
                                                                                    --------       --------      --------
     Net increase (decrease) from investment operations                             $    6.75      $   5.71      $  (0.93)
Distributions to shareowners:
  Net realized gain                                                                    (2.64)         (0.12)        (0.02)
                                                                                    --------       --------      --------
Net increase (decrease) in net asset value                                          $   4.11       $   5.59      $  (0.95)
                                                                                    --------       --------      --------
Net asset value, end of period                                                      $  31.21       $  27.10      $  21.51
                                                                                    ========       ========      ========
Total return*                                                                          25.01%         26.56%        (4.16)%
Ratio of net expenses to average net assets+                                            1.50%          1.66%         1.65%
Ratio of net investment income (loss) to average net assets+                           (0.51)%        (0.32)%       (0.49)%
Portfolio turnover rate                                                                   35%            37%           31%
Net assets, end of period (in thousands)                                            $310,442       $201,892      $139,170
Ratios assuming no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                          1.50%          1.66%         1.65%
  Net investment income (loss)                                                         (0.51)%        (0.32)%       (0.49)%
Ratios assuming waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                          1.50%          1.65%         1.63%
  Net investment income (loss)                                                         (0.51)%        (0.31)%       (0.47)%

(a)  Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  Year Ended    Year Ended
                                                                                   11/30/06      11/30/05
CLASS B
Net asset value, beginning of period                                               $  29.58      $  29.27
                                                                                   --------      ---------
Increase (decrease) from investment operations:
  Net investment loss                                                              $  (0.19)     $  (0.25)
  Net realized and unrealized gain (loss) on investments, futures contracts, and
    foreign currency transactions                                                      4.15          4.06
                                                                                   --------      --------
      Net increase (decrease) from investment operations                           $   3.96      $   3.81
Distributions to shareowners:
  Net realized gain                                                                   (4.42)        (3.50)
                                                                                   --------      ---------
Net increase (decrease) in net asset value                                         $  (0.46)     $   0.31
                                                                                   --------      --------
Net asset value, end of period                                                     $  29.12      $  29.58
                                                                                   ========      ========
Total return*                                                                         13.80%        13.11%
Ratio of net expenses to average net assets+                                           2.30%         2.29%
Ratio of net investment loss to average net assets+                                   (0.63)%       (0.81)%
Portfolio turnover rate                                                                  45%           42%
Net assets, end of period (in thousands)                                           $145,121      $141,637
Ratios assuming no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                         2.30%         2.29%
  Net investment loss                                                                 (0.63)%       (0.81)%
Ratios assuming waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                         2.29%         2.28%
  Net investment loss                                                                 (0.62)%       (0.80)%

                                                                                   Year Ended     Year Ended    Year Ended
                                                                                    11/30/04       11/30/03      11/30/02
CLASS B
Net asset value, beginning of period                                                $  25.75       $  20.60      $   21.67
                                                                                    --------       --------      --------
Increase (decrease) from investment operations:
  Net investment loss                                                               $  (0.34)      $  (0.23)     $  (0.47)
  Net realized and unrealized gain (loss) on investments, futures contracts, and
    foreign currency transactions                                                       6.50           5.50         (0.58)
                                                                                    --------       --------      --------
      Net increase (decrease) from investment operations                            $   6.16       $   5.27      $  (1.05)
Distributions to shareowners:
  Net realized gain                                                                    (2.64)         (0.12)        (0.02)
                                                                                    --------       --------      --------
Net increase (decrease) in net asset value                                          $   3.52       $   5.15      $  (1.07)
                                                                                    --------       --------      --------
Net asset value, end of period                                                      $  29.27       $  25.75      $  20.60
                                                                                    ========       ========      ========
Total return*                                                                          24.03%         25.60%        (4.86)%
Ratio of net expenses to average net assets+                                            2.29%          2.45%         2.41%
Ratio of net investment loss to average net assets+                                    (1.29)%        (1.10)%       (1.25)%
Portfolio turnover rate                                                                   35%            37%           31%
Net assets, end of period (in thousands)                                            $168,601       $133,705      $108,444
Ratios assuming no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                          2.29%          2.45%         2.41%
  Net investment loss                                                                  (1.29)%        (1.10)%       (1.25)%
Ratios assuming waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                          2.28%          2.45%         2.39%
  Net investment loss                                                                  (1.28)%        (1.10)%       (1.23)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


34  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    Year Ended     Year Ended
                                                                                     11/30/06       11/30/05
CLASS C
Net asset value, beginning of period                                                 $  30.98       $  30.49
                                                                                     --------       --------
Increase (decrease) from investment operations:
  Net investment loss                                                                $  (0.16)      $  (0.22)
  Net realized and unrealized gain on investments, futures contracts, and foreign
    currency transactions                                                                4.34           4.21
                                                                                     --------       --------
      Net increase (decrease) from investment operations                             $   4.18       $   3.99
Distributions to shareowners:
  Net realized gain                                                                     (4.42)         (3.50)
                                                                                     --------       --------
Net increase (decrease) in net asset value                                           $  (0.24)      $   0.49
                                                                                     --------       --------
Net asset value, end of period                                                       $  30.74       $  30.98
                                                                                     ========       ========
Total return*                                                                           13.89%         13.17%
Ratio of net expenses to average net assets+                                             2.24%          2.25%
Ratio of net investment loss to average net assets+                                     (0.57)%        (0.77)%
Portfolio turnover rate                                                                    45%            42%
Net assets, end of period (in thousands)                                             $137,690       $110,847
Ratios assuming no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                           2.24%          2.25%
  Net investment loss                                                                   (0.57)%        (0.77)%
Ratios assuming waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                           2.23%          2.25%
  Net investment loss                                                                   (0.56)%        (0.77)%

                                                                                     Year Ended     Year Ended    Year Ended
                                                                                      11/30/04       11/30/03      11/30/02
CLASS C
Net asset value, beginning of period                                                  $ 26.73        $ 21.37       $ 22.44
                                                                                      -------        -------       -------
Increase (decrease) from investment operations:
  Net investment loss                                                                 $ (0.32)       $ (0.19)      $ (3.19)
  Net realized and unrealized gain on investments, futures contracts, and foreign
    currency transactions                                                                6.72           5.67          2.14
                                                                                      -------        -------       -------
      Net increase (decrease) from investment operations                              $  6.40        $  5.48       $ (1.05)
Distributions to shareowners:
  Net realized gain                                                                     (2.64)         (0.12)        (0.02)
                                                                                      -------        -------       -------
Net increase (decrease) in net asset value                                            $  3.76        $  5.36       $ (1.07)
                                                                                      -------        -------       -------
Net asset value, end of period                                                        $ 30.49        $ 26.73       $ 21.37
                                                                                      =======        =======       =======
Total return*                                                                           24.04%         25.66%        (4.69)%
Ratio of net expenses to average net assets+                                             2.25%          2.38%         2.31%
Ratio of net investment loss to average net assets+                                     (1.26)%        (1.04)%       (1.13)%
Portfolio turnover rate                                                                    35%            37%           31%
Net assets, end of period (in thousands)                                              $96,165        $54,888       $29,357
Ratios assuming no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                           2.25%          2.38%         2.31%
  Net investment loss                                                                   (1.26)%        (1.04)%       (1.13)%
Ratios assuming waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                           2.25%          2.38%         2.28%
  Net investment loss                                                                   (1.26)%        (1.04)%       (1.10)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  35

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      12/10/04 (a)
                                                      Year Ended           to
                                                       11/30/06         11/30/05
INVESTOR CLASS
Net asset value, beginning of period                   $ 32.17          $ 30.79
                                                       -------          -------
Increase from investment operations:
  Net investment income                                $  0.18          $  0.12
  Net realized and unrealized gain on
    investments, futures contracts, and foreign
    currency transactions                                 4.56             4.76
                                                       -------          -------
       Net increase from investment operations         $  4.74          $  4.88
Distributions to shareowners:
  Net realized gain                                      (4.42)           (3.50)
                                                       -------          -------
Net increase in net asset value                        $  0.32          $  1.38
                                                       -------          -------
Net asset value, end of period                         $ 32.49          $ 32.17
                                                       =======          =======
Total return*                                            15.13%           15.93%(b)
Ratio of net expenses to average net assets+              1.15%            1.14%**
Ratio of net investment income to average
  net assets+                                             0.52%            0.35%**
Portfolio turnover rate                                     45%              42%
Net assets, end of period (in thousands)               $44,436          $47,763
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            1.15%            1.14%**
  Net investment income                                   0.52%            0.35%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                            1.14%            1.14%**
  Net investment income                                   0.53%            0.35%**

(a)  Investor Class shares were issued in reorganization on December 10, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

36  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    Year Ended   Year Ended
                                                                                     11/30/06     11/30/05
CLASS R
Net asset value, beginning of period                                                 $ 32.00      $ 31.21
                                                                                     -------      -------
Increase (decrease) from investment operations:
  Net investment loss                                                                $ (0.03)     $ (0.04)
  Net realized and unrealized gain on investments, futures contracts, and foreign
    currency transactions                                                               4.53         4.33
                                                                                     -------      -------
      Net increase from investment operations                                        $  4.50      $  4.29
Distributions to shareowners:
  Net realized gain                                                                    (4.42)       (3.50)
                                                                                     -------      -------
Net increase in net asset value                                                      $  0.08      $  0.79
                                                                                     -------      -------
Net asset value, end of period                                                       $ 32.08      $ 32.00
                                                                                     =======      =======
Total return*                                                                          14.45%       13.82%
Ratio of net expenses to average net assets+                                            1.80%        1.67%
Ratio of net investment loss to average net assets+                                    (0.11)%      (0.19)%
Portfolio turnover rate                                                                   45%          42%
Net assets, end of period (in thousands)                                             $13,198      $ 8,045
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                          1.80%        1.67%
  Net investment loss                                                                  (0.11)%      (0.19)%
Ratios with reduction for fees paid indirectly:
  Net expenses                                                                          1.80%        1.67%
  Net investment loss                                                                  (0.11)%      (0.19)%

                                                                                                     4/1/03 (a)
                                                                                    Year Ended           to
                                                                                     11/30/04         11/30/03
CLASS R
Net asset value, beginning of period                                                  $27.11           $19.59
                                                                                      ------           ------
Increase (decrease) from investment operations:
  Net investment loss                                                                 $(0.12)          $(0.00)(b)
  Net realized and unrealized gain on investments, futures contracts, and foreign
    currency transactions                                                               6.86             7.64
                                                                                      ------           ------
      Net increase from investment operations                                         $ 6.74           $ 7.64
Distributions to shareowners:
  Net realized gain                                                                    (2.64)           (0.12)
                                                                                      ------           ------
Net increase in net asset value                                                       $ 4.10           $ 7.52
                                                                                      ------           ------
Net asset value, end of period                                                        $31.21           $27.11
                                                                                      ======           ======
Total return*                                                                          24.96%           39.01%
Ratio of net expenses to average net assets+                                            1.53%            1.52%**
Ratio of net investment loss to average net assets+                                    (0.55)%          (0.27)%**
Portfolio turnover rate                                                                   35%              37%
Net assets, end of period (in thousands)                                              $2,666           $1,023
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                          1.53%            1.52%**
  Net investment loss                                                                  (0.55)%          (0.27)%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                                                          1.53%            1.52%**
  Net investment loss                                                                  (0.55)%          (0.27)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  37

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              8/11/04 (a)
                                                  Year Ended   Year Ended          to
                                                   11/30/06     11/30/05        11/30/04
CLASS Y
Net asset value, beginning of period               $ 32.32      $ 31.27          $28.72
                                                   -------      -------          ------
Increase from investment operations:
  Net investment income (loss)                     $  0.20      $  0.06          $(0.00)(b)
  Net realized and unrealized gain on
    investments, futures contracts, and foreign
    currency transactions                             4.65         4.49            5.19
                                                   -------      -------          ------
      Net gain from investment operations          $  4.85      $  4.55          $ 5.19
Distributions to shareowners:
  Net realized gain                                  (4.42)       (3.50)          (2.64)
                                                   -------      -------          ------
Net increase in net asset value                    $  0.43      $  1.05          $ 2.55
                                                   -------      -------          ------
Net asset value, end of period                     $ 32.75      $ 32.32          $31.27
                                                   =======      =======          ======
Total return*                                        15.41%       14.63%          18.17%(c)
Ratio of net expenses to average net assets+          0.91%        0.94%           0.93%**
Ratio of net investment income to average net
  assets+                                             0.78%        0.48%           0.06%**
Portfolio turnover rate                                 45%          42%             35%
Net assets, end of period (in thousands)           $43,934      $23,460          $3,439
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                        0.91%        0.94%           0.93%**
  Net investment income                               0.78%        0.48%           0.06%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                        0.91%        0.94%           0.93%**
  Net investment income                               0.78%        0.48%           0.06%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
(c)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

38  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. As planned all Investor Class shares of the Fund, whenever issued, converted to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares. Class B shares will convert to Class A shares eight years after the date of purchase.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2006 there were no securities fair valued. Futures contracts are valued at the daily settlement price on the Primary exchange or system on which they are traded. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of November 30, 2006.

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

     securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At November 30, 2006 open futures contracts were as follows:

                      Number of
                      Contracts      Settlement        Market         Unrealized
      Type          Long/(Short)        Month           Value            Gain
---------------------------------------------------------------------------------
  Russell 2000          90              12/06        $35,437,500      $3,369,870

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2006, the Fund has reclassified $229,034 to increase undistributed net investment income and $229,034 to decrease accumulated net realized gain on investment and futures contracts, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended November 30, 2006 and November 30, 2005 were as follows:

                                    2006             2005
--------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $ 19,449,520     $ 1,692,504
  Long-term capital gain         99,791,149      69,902,261
                               ------------     -----------
    Total                      $119,240,669     $71,594,765
                               ============     ===========

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006.

                                       2006
------------------------------------------------
  Undistributed ordinary income    $          -
  Undistributed long-term gain        4,818,862
  REIT dividend payable                 176,425
  Unrealized appreciation           192,725,352
                                   ------------
    Total                          $197,720,639
                                   ============

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Real Estate Investment Trust (REIT) holdings and iShares and open futures contracts.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $139,019 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2006.

G.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

     agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. The management fee was equivalent to 0.85% of the average daily net assets for the period.

Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.15% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2006, $23,200 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $434,423 in transfer agent fees payable to PIMSS at November 30, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $11,923 in distribution fees payable to PFD at November 30, 2006.

In addition, redemptions of each class of shares (except Investor Class shares and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSCs for class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2006, CDSCs in the amount of $257,659 were paid to PFD.

5. Expense Offsets Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30,

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2006, the Fund's expenses were reduced by $68,314 under this arrangement.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended November 30, 2006, the Fund had no borrowings under this agreement.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Small-Cap Value Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

                          Pioneer              Safeco             Pioneer
                         Small Cap           Small-Cap           Small Cap
                         Value Fund          Value Fund         Value Fund
                           (Pre-               (Pre-              (Post-
                      Reorganization)     Reorganization)     Reorganization)
-----------------------------------------------------------------------------
  Net Assets           $573,363,552        $62,428,510         $635,792,062
  Shares
   Outstanding           19,054,660          2,816,544           21,082,218
  Investor Class
   Shares Issued                                                 2,027,558

                                      Unrealized       Accumulated
                                   Appreciation on       Gain on
                                     Closing Date      Closing Date
-------------------------------------------------------------------
  Safeco Small-Cap Value Fund       $24,442,899        $2,604,013

In addition, on January 17, 2006, beneficial owners of Pioneer Small Company Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on January 20, 2006, by exchanging all of Small Company Fund's net assets for Small Cap Value Fund's shares, based on Small Cap Value Fund's Class A, Class B, Class C and Class R shares' ending net asset value, respectively. The following chart shows the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Pioneer             Pioneer             Pioneer
                          Small Cap         Small Company         Small Cap
                          Value Fund             Fund            Value Fund
                            (Pre-               (Pre-              (Post-
                       Reorganization)     Reorganization)     Reorganization)
------------------------------------------------------------------------------
  Net Assets
  Class A               $396,567,257        $133,781,391        $530,348,648
  Class B               $140,254,395        $ 22,473,843        $162,728,238
  Class C               $116,124,186        $ 13,446,355        $129,570,541
  Investor Class        $ 48,577,383        $          -        $ 48,577,383
  Class R               $  8,538,224        $    335,271        $  8,873,495
  Class Y               $ 24,261,559        $          -        $ 24,261,559
                        ------------        ------------        ------------
  Total Net
    Assets              $734,323,004        $170,036,860        $904,359,864
                        ------------        ------------        ------------

  Shares
    Outstanding
  Class A                 12,119,685           9,992,692          16,208,359
  Class B                  4,658,666           1,881,616           5,405,057
  Class C                  3,679,007           1,143,260           4,105,064
  Investor Class           1,478,458                   -           1,478,458
  Class R                    261,381              25,506             271,643
  Class Y                    734,799                   -             734,799

  Shares
    Issued in
    Reorganization
  Class A                                                          4,088,673
  Class B                                                            746,391
  Class C                                                            426,057
  Class R                                                             10,262

                                     Unrealized       Accumulated
                                  Appreciation on       Loss on
                                    Closing Date      Closing Date
                                 -----------------   -------------
  Pioneer Small Company Fund        $23,893,882           $0

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

8. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Additional Information (unaudited)

For the fiscal year ended November 30, 2006 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of such dividend allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 49.74%

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Small Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Small Cap Value Fund (the "Fund"), including the schedule of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Cap Value Fund at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

[Signature of Ernst & Young LLP]

Boston, Massachusetts
January 12, 2007

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on
(i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index approved by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to the performance of both a peer group and an index approved by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the second quintile of the peer group for the three years ended June 30, 2006, and the second quintile for the five years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also noted that the return of the Fund, gross of expenses, exceeded the return of the Fund's benchmark index for the 12 month period ended June 30, 2006. The Trustees concluded that the performance of the Fund was good.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, such as transfer agency and administration, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fourth quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees noted that a breakpoint in the management fee was added at the $1 billion asset level, reducing the fee rate on assets above that level by 0.05%. The Trustees concluded that, because of breakpoints at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investment Adviser and the fees charged by other funds in Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 86 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 86 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (80)*   Chairman of the      Trustee since 1996.
                           Board, Trustee and   Serves until a
                           President            successor trustee is
                                                elected or earlier
                                                retirement or removal.
================================================================================

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (80)*   Deputy Chairman and a Director of Pioneer Global Asset      Director of ICI Mutual
                           Management S.p.A. ("PGAM"); Non-Executive Chairman          Insurance Company
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds;
                           Director of PIOGLOBAL Real Estate Investment Fund
                           (Russia) (until June 2006); Director of Nano-C, Inc.
                           (since 2003); Director of Cole Investment Corporation
                           (since 2004); Director of Fiduciary Counseling, Inc.;
                           President and Director of Pioneer Funds Distributor, Inc.
                           ("PFD") (until May 2006); President of all of the Pioneer
                           Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                           Dorr LLP (counsel to PIM-USA and the Pioneer Funds)
===============================================================================================================

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                        Positions Held          Length of Service
Name and Age            With the Fund           and Term of Office
Osbert M. Hood (54)*+   Trustee and Executive   Trustee since 2003.
                        Vice President          Serves until a
                                                successor trustee is
                                                elected or earlier
                                                retirement or removal.
================================================================================

                                                                                   Other Directorships Held
Name and Age            Principal Occupation During Past Five Years                by this Trustee
Osbert M. Hood (54)*+   President and Chief Executive Officer, PIM-USA             None
                        since May 2003 (Director since January 2001; Executive
                        Vice President and Chief Operating Officer from
                        November 2000 - May 2003); Director of PGAM since
                        June 2003; President and Director of Pioneer since
                        May 2003; President and Director of Pioneer Institutional
                        Asset Management, Inc. since February 2006; Chairman
                        and Director of Pioneer Investment Management
                        Shareholder Services, Inc. ("PIMSS") since May 2003;
                        Director of PFD since May 2006; Director of Oak Ridge
                        Investments, LLC (a registered investment adviser in
                        which PIM USA owns a minority interest) since
                        January 2005; Director of Vanderbilt Capital Advisors,
                        LLC (an institutional investment adviser wholly-owned by
                        PIM-USA) since June 2006; and Executive Vice President
                        of all of the Pioneer Funds since June 2003
===============================================================================================================

+ Mr. Hood resigned as Trustee and Executive Vice President of the Trust on January 9, 2007.


Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock (62)             Trustee          Trustee since 2005.
3050 K Street NW,                               Serves until a
Washington, DC 20007                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
================================================================================
Mary K. Bush (58)              Trustee          Trustee since 1997.
3509 Woodbine Street                            Serves until a
Chevy Chase, MD 20815                           successor trustee is
                                                elected or earlier
                                                retirement or removal.
================================================================================
Margaret B.W. Graham (59)      Trustee          Trustee since 1996.
1001 Sherbrooke Street West,                    Serves until a
Montreal, Quebec, Canada                        successor trustee is
H3A 1G5                                         elected or earlier
                                                retirement or removal.

                                                                                             Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                   by this Trustee
David R. Bock (62)             Senior Vice President and Chief Financial Officer,            Director of The Enterprise
3050 K Street NW,              I-trax, Inc. (publicly traded health care services company)   Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital      Company (privately-held
                               Advisors (boutique merchant bank) (2002 to 2004); and         affordable housing
                               Executive Vice President and Chief Financial Officer,         finance company); and
                               Pedestal Inc. (internet-based mortgage trading company)       Director of New York
                               (2000 - 2002)                                                 Mortgage Trust (publicly
                                                                                             traded mortgage REIT)
=======================================================================================================================
Mary K. Bush (58)              President, Bush International (international financial        Director of Brady
3509 Woodbine Street           advisory firm)                                                Corporation (industrial
Chevy Chase, MD 20815                                                                        identification and
                                                                                             specialty coated material
                                                                                             products manufacturer);
                                                                                             Director of Briggs &
                                                                                             Stratton Co. (engine
                                                                                             manufacturer); Director of
                                                                                             Mortgage Guaranty
                                                                                             Insurance Corporation;
                                                                                             and Director of UAL
                                                                                             Corporation (airline
                                                                                             holding company)
=======================================================================================================================
Margaret B.W. Graham (59)      Founding Director, The Winthrop Group, Inc. (consulting       None
1001 Sherbrooke Street West,   firm); and Desautels Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
=======================================================================================================================

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                Positions Held   Length of Service
Name, Age and Address           With the Fund    and Term of Office
Thomas J. Perna (56)            Trustee          Trustee since 2006.
89 Robbins Avenue,                               Serves until a
Berkeley Heights, NJ 07922                       successor trustee is
                                                 elected or earlier
                                                 retirement or removal.
================================================================================
Marguerite A. Piret (58)        Trustee          Trustee since 1996.
200 State Street, 12th Floor,                    Serves until a
Boston, MA 02109                                 successor trustee is
                                                 elected or earlier
                                                 retirement or removal.
================================================================================
Stephen K. West (78)            Trustee          Trustee since 1996.
125 Broad Street,                                Serves until a
New York, NY 10004                               successor trustee is
                                                 elected or earlier
                                                 retirement or removal.
================================================================================
John Winthrop (70)              Trustee          Trustee since 1996.
One North Adgers Wharf,                          Serves until a
Charleston, SC 29401                             successor trustee is
                                                 elected or earlier
                                                 retirement or removal.
================================================================================

                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Thomas J. Perna (56)            Private investor (2004 - present); and Senior Executive   Director of Quadriserv
89 Robbins Avenue,              Vice President, The Bank of New York (financial and       Inc. (technology products
Berkeley Heights, NJ 07922      securities services) (1986 - 2004)                        for securities lending
                                                                                          industry)
=======================================================================================================================
Marguerite A. Piret (58)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
200 State Street, 12th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02109                                                                          (closed-end investment
                                                                                          company)
=======================================================================================================================
Stephen K. West (78)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company)
=======================================================================================================================
John Winthrop (70)              President, John Winthrop & Co., Inc. (private             None
One North Adgers Wharf,         investment firm)
Charleston, SC 29401
=======================================================================================================================

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held With    Term of Office and
Name and Age                 the Fund              Length of Service
Dorothy E. Bourassa (58)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
================================================================================
Christopher J. Kelley (41)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
================================================================================
Christopher P. Harvey (45)   Assistant Secretary   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
================================================================================
Vincent Nave (61)            Treasurer             Since 2000. Serves
                                                   at the discretion of
                                                   the Board
================================================================================
Mark E. Bradley (46)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
================================================================================

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (58)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
=======================================================================================================================
Christopher J. Kelley (41)   Vice President and Senior Counsel of Pioneer since           None
                             July 2002; Vice President and Senior Counsel of BISYS
                             Fund Services, Inc. (April 2001 to June 2002); Senior Vice
                             President and Deputy General Counsel of Funds
                             Distributor, Inc. (July 2000 to April 2001), and
                             Assistant Secretary of all of the Pioneer Funds since
                             September 2003
=======================================================================================================================
Christopher P. Harvey (45)   Partner, Wilmer Cutler Pickering Hale and Dorr LLP; and      None
                             Assistant Secretary of all of the Pioneer Funds since
                             July 2006.
=======================================================================================================================
Vincent Nave (61)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
=======================================================================================================================
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer and        None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; Assistant Treasurer and Vice
                             President, MFS Investment Management from 1997 to
                             2002; and Assistant Treasurer of all of the Pioneer Funds
                             since November 2004
=======================================================================================================================

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held With    Term of Office and
Name and Age                 the Fund              Length of Service
Luis I. Presutti (41)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
================================================================================
Gary Sullivan (48)           Assistant Treasurer   Since 2002. Serves
                                                   at the discretion of
                                                   the Board
================================================================================
Katherine Kim Sullivan (32)  Assistant Treasurer   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
================================================================================
Terrence J. Cullen (45)      Chief Compliance      Since March 2006.
                             Officer               Serves at the
                                                   discretion of the
                                                   Board
================================================================================

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Luis I. Presutti (41)        Assistant Vice President-Fund Accounting,                    None
                             Administration and Controllership Services of
                             Pioneer; and Assistant Treasurer of all of the
                             Pioneer Funds
=======================================================================================================================
Gary Sullivan (48)           Fund Accounting Manager - Fund Accounting, Administration    None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds since May 2002
=======================================================================================================================
Katherine Kim Sullivan (32)  Fund Administration Manager - Fund Accounting,               None
                             Administration and Controllership Services since June 2003;
                             Assistant Vice President - Mutual Fund Operations of State
                             Street Corporation from June 2002 to June 2003 (formerly
                             Deutsche Bank Asset Management); Pioneer Fund Accounting,
                             Administration and Controllership Services (Fund Accounting
                             Manager from August 1999 to May 2002); and Assistant
                             Treasurer of all of the Pioneer Funds since September 2003
=======================================================================================================================
Terrence J. Cullen (45)      Chief Compliance Officer of Pioneer and all of the Pioneer   None
                             Funds since March 2006; Vice President and Senior Counsel
                             of Pioneer since September 2004; and Senior Vice President and Counsel, State Street Research & Management Company
                             (February 1998 to September 2004)
=======================================================================================================================

*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


64
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form
N-1A, totaled approximately $32,860 in 2006 and approximately $32,775 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2006 or 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515, in 2006 and $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended November 30, 2006 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2007

* Print the name and title of each signing officer under his or her signature.